CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for credit loss	$ 4,127	$ 2,570
Redeemable Convertible Preferred Stock
Mezzanine equity, shares authorized (in shares)	173,803,110	159,303,110
Mezzanine equity, shares issued (in shares)	75,767,082	75,664,679
Mezzanine equity, shares outstanding (in shares)	75,767,082	75,664,679
Mezzanine equity, liquidation preference	$ 529,938	$ 528,837
Exchangeable Preferred Stock
Mezzanine equity, shares authorized (in shares)	12,675,029	12,675,029
Mezzanine equity, shares issued (in shares)	12,570,228	12,579,755
Mezzanine equity, shares outstanding (in shares)	12,570,228	12,579,755
Mezzanine equity, liquidation preference	$ 49,733	$ 49,741
Common Stock
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	143,234,881	128,734,881
Common stock, shares issued (in shares)	8,683,246	7,169,758
Common stock, shares outstanding (in shares)	8,683,246	7,169,758
Exchangeable AA Common Stock
Common stock, shares authorized (in shares)	22,517,608	22,517,608
Common stock, shares outstanding (in shares)	9,421,190	9,437,358